Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income (Loss)
Net change related to employee benefit plans, tax	$ 9,224	$ 38,822	$ 2,040
Unrealized loss on short-term and long-term investments, tax			$ 468